UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock New York Municipal Income Quality Trust (BSE)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 115.9%
Corporate — 1.1%
New York State Energy Research &
Development Authority, RB, Lilco
Project, Series A (NPFGC), 5.15%,
3/01/16	$ 1,000	$ 1,017,430
County/City/Special District/School District — 26.1%
Erie County Industrial Development
Agency, RB, City School District of
Buffalo Project, Series A (AGM),
5.75%, 5/01/25	1,000	1,113,130
Haverstraw-Stony Point Central School
District New York, GO (AGM), 3.00%,
10/15/27	140	117,565
Hudson Yards Infrastructure Corp., RB,
Series A:
(FGIC), 5.00%, 2/15/47	2,750	2,659,195
(NPFGC), 4.50%, 2/15/47	250	230,613
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium, (AGC),
6.52%, 3/01/39 (a)	1,000	189,240
Queens Baseball Stadium, (AGC),
6.38%, 1/01/39	150	162,432
Queens Baseball Stadium, (AMBAC),
5.00%, 1/01/46	2,475	2,111,026
Yankee Stadium, (NPFGC), 4.75%,
3/01/46	1,000	899,250
New York City Transitional Finance
Authority, RB, Series S-2 (AGM),
5.00%, 1/15/37	850	862,937
New York City Transitional Finance
Authority, Refunding RB (AMBAC),
Series B:
Future Tax, 5.00%, 11/01/11 (b)	5	5,266
Future Tax Secured, 5.00%,
5/01/30	3,260	3,300,424
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/44	5,175	5,034,757
New York State Dormitory Authority,
Refunding RB, School Districts
Financing Program, Series A (AGM),
5.00%, 10/01/35	1,000	1,012,220

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.00%, 10/15/32	$ 6,000	$ 6,152,880
		23,850,935
Education — 33.0%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	1,175	1,166,916
Herkimer County Industrial
Development Agency New York, RB,
College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	1,000	1,006,960
Madison County Industrial Development
Agency New York, RB, Colgate
University Project, Series A (AMBAC),
5.00%, 7/01/30	1,000	1,020,890
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.38%,
6/01/23	2,500	2,547,975
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-4
(AGC), 5.50%, 1/15/33	1,000	1,077,950
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B
(Syncora), 5.13%, 7/01/30	4,000	4,036,840
FIT Student Housing Corp. (FGIC),
5.13%, 7/01/14 (b)	2,500	2,860,450
Mount Sinai School of Medicine at
NYU (NPFGC), 5.00%, 7/01/35	2,500	2,485,875
New York University, Series 2
(AMBAC), 5.00%, 7/01/41	6,000	6,004,200
Ss Joachim & Anne Residence,
5.25%, 7/01/27	3,000	3,015,690
The New School (AGM), 5.50%,
7/01/43 (c)	1,365	1,404,885
Trust for Cultural Resources, Refunding
RB, American Museum of Natural
History, Series A (NPFGC):
5.00%, 7/01/36	1,000	1,014,450
5.00%, 7/01/44	2,500	2,512,925
		30,156,006

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	MRB	Mortgage Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	PILOT	Payment in Lieu of Taxes
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	SBPA	Stand-by Bond Purchase Agreement
ERB	Education Revenue Bonds	VRDN	Variable Rate Demand Notes
FGIC	Financial Guaranty Insurance Co.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST

NOVEMBER 30, 2010

1

Schedule of Investments(continued)

BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health — 20.1%
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 5.50%, 8/15/40	$ 325	$ 342,882
New York State Dormitory Authority,
MRB:
Hospital, Lutheran Medical
(NPFGC), 5.00%, 8/01/31	4,500	4,503,330
St. Barnabas, Series A (FHA),
5.00%, 2/01/31	5,000	5,017,900
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	1,250	1,279,950
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	500	515,225
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	350	355,638
New York State Dormitory Authority,
Refunding RB:
Hospital, New York & Presbyterian
Hospital (AMBAC), 5.00%, 8/01/32	3,885	3,885,505
St. Luke's Roosevelt Hospital (FHA),
4.90%, 8/15/31	500	512,205
Winthrop University Hospital
Association, Series A (AMBAC),
5.25%, 7/01/31	2,000	1,970,220
		18,382,855
State — 8.0%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	600	660,978
New York State Dormitory Authority, RB:
Mental Health Services Facilities
Improvement, Series A (AGM),
5.00%, 2/15/22	1,000	1,072,230
School Districts Financing Program,
Series D (NPFGC), 5.00%,
10/01/30	3,500	3,518,025
New York State Dormitory Authority,
Refunding RB, School Districts
Financing Program, Series A (NPFGC),
5.00%, 4/01/31	2,000	2,007,860
		7,259,093
Transportation — 20.9%
Hudson Yards Infrastructure Corp., RB:
Series A (AGM), 5.00%, 2/15/47	605	597,667
(AGC), 5.00%, 2/15/47	1,250	1,234,850
Metropolitan Transportation Authority,
RB, Series 2008C, 6.50%, 11/15/28	750	847,253
Metropolitan Transportation Authority,
Refunding RB:
Series A (AMBAC), 5.00%, 7/01/30	4,600	4,612,282
Series A (NPFGC), 5.25%, 1/15/31	4,250	4,287,655
Transportation, Series E (NPFGC),
5.25%, 11/15/31	2,660	2,683,568
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	500	510,030
New York State Thruway Authority,
Refunding RB, Series H (AGM), 5.00%,
1/01/37	4,000	4,045,000

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey,
RB, Consolidated, 116th Series,
4.13%, 9/15/32	$ 250	$ 237,285
		19,055,590
Utilities — 6.7%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	1,000	1,067,980
Long Island Power Authority, Refunding
RB:
General, Series A (AGC), 6.00%,
5/01/33	2,000	2,230,480
General, Series F (NPFGC), 4.25%,
5/01/33	1,000	937,220
Series A (AGC), 5.75%, 4/01/39	1,690	1,832,940
		6,068,620
Total Municipal Bonds in New York		105,790,529
Guam — 0.7%
Utilities — 0.7%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	675	651,753
Puerto Rico — 17.3%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A (AGM), 5.00%,
8/01/40	500	492,360
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.78%, 8/01/41 (a)	1,500	216,300
		708,660
Education — 4.7%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	1,000	958,180
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
Refunding RB, Polytechnic University
Project, Series A (ACA), 5.00%,
8/01/32	3,800	3,304,898
		4,263,078
State — 6.4%
Commonwealth of Puerto Rico, GO,
Refunding:
Public Improvement, Series A-4
(AGM), 5.25%, 7/01/30	725	739,761
Sub-Series C-7 (NPFGC), 6.00%,
7/01/27	1,000	1,055,340
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGM):
5.50%, 7/01/31	1,000	1,059,790
5.25%, 7/01/32	1,000	1,022,090
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	500	524,465

2 BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock New York Municipal Income Quality Trust (BSE)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	$ 1,000	$ 1,031,570
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.99%, 8/01/43 (a)	3,000	376,230
		5,809,246
Transportation — 2.4%
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	2,000	2,225,720
Utilities — 3.0%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A (AGC),
5.13%, 7/01/47	500	501,475
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC):
5.25%, 7/01/29	250	254,458
5.25%, 7/01/30	2,000	2,024,400
		2,780,333
Total Municipal Bonds in Puerto Rico		15,787,037
Total Municipal Bonds – 133.9%		122,229,319
Municipal Bonds Transferred to Tender
Option Bond Trusts (d)
New York — 19.4%
County/City/Special District/School District — 1.2%
City of New York New York, GO, Sub-
Series C-3 (AGC), 5.75%, 8/15/28	1,000	1,112,480
Transportation — 17.1%
Metropolitan Transportation Authority,
Refunding RB, Series A (AGM), 5.00%,
11/15/30	6,080	6,089,971
Triborough Bridge & Tunnel Authority,
Refunding RB (NPFGC), 5.00%,
11/15/32	9,404	9,541,899
		15,631,870
Utilities — 1.1%
New York City Municipal Water Finance
Authority, RB:
Fiscal 2009, Series A, 5.75%,
6/15/40	495	537,362
Series FF-2, 5.50%, 6/15/40	405	433,930
		971,292
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 19.4%		17,715,642
Total Long-Term Investments
(Cost – $138,861,942) – 153.3%		139,944,961

	Par
Short-Term Securities	(000)	Value
New York – 0.1%
City of New York New York, GO,
Refunding, VRDN, Sub-Series H-3
(AGM Insurance, State Street Bank
& Co. SBPA), 0.28%, 12/01/10 (e)	$ 50	$ 50,000
	Shares
Money Market Fund – 2.5%
BIF New York Municipal Money
Fund, 0.04% (f)(g)	2,355,214	2,355,214
Total Short-Term Securities
(Cost – $2,405,214) – 2.6%		2,405,214
Total Investments
(Cost – $141,267,156*) – 155.9%		142,350,175
Liabilities in Excess of Other Assets – 0.0%		(36,876)
Liabilities for Trust Certificates, Including Interest
Expense and Fees Payable – (11.4)%		(10,411,038)
Preferred Shares, at Redemption Value – (44.5)%		(40,577,457)
Net Assets Applicable to Common Shares – 100.0%		$ 91,324,804

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 130,963,059
Gross unrealized appreciation	$ 2,737,947
Gross unrealized depreciation	(1,759,334)
Net unrealized appreciation	$ 978,613

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Chase Securities	$ 1,029,220	$ 39,765
UBS Securities	$ 375,665	$ 14,514

(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

(e) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BIF New York
Municipal
Money Fund	1,077,827	1,277,387	2,355,214	$9

(g) Represents the current yield as of report date.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST

NOVEMBER 30, 2010

3

Schedule of Investments(concluded)

BlackRock New York Municipal Income Quality Trust (BSE)

•For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust 's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	— $139,944,961		—	$ 139,944,961
Short-Term
Securities	$ 2,355,214	50,000	—	2,405,214
Total	$ 2,355,214 $139,994,961		—	$ 142,350,175

1 See above Schedule of Investments for values in each sector.

4 BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 26, 2011